S000004316 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	305 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P SmallCap 600 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.70%	8.96%	9.64%
iShares S&P Small-Cap 600 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.55%	8.71%	9.44%
Performance Inception Date				Jul. 24, 2000
iShares S&P Small-Cap 600 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.09%	8.26%	9.00%
iShares S&P Small-Cap 600 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	6.80%	7.64%